  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 1998

                                                       Registration No. 333-5827
                                                       Registration No. 811-7645

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  ___________
                                   FORM N-4

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                         (GROUP VARIABLE ANNUITY II)


                         Pre-Effective Amendment No.
                        Post-Effective Amendment No. 3               [X]


                                     AND/OR

                         REGISTRATION STATEMENT UNDER


                      THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 11                      [X]

                                ___________

                               LINCOLN NATIONAL
                          VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                           1300 South Clinton Street
                                 P.O. Box 1110
                           Fort Wayne, Indiana 46801
             (Address of Depositor's Principal Executive Offices)

      DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-219-455-2000

                          John L. Steinkamp, Esquire
                  Vice President & Associate General Counsel
                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           1300 South Clinton Street
                                 P.O. Box 1110
                           Fort Wayne, Indiana 46801
               (Name and Complete Address of Agent for Service)

                                    Copy to:


                          Kimberly J. Smith, Esquire

                     Sutherland, Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404


It is proposed that this filing will become effective (check appropriate box)


     [_] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on October 1, 1998, pursuant to paragraph (b) of Rule 485

     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_] on          pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of securities being registered:
    Interests in a separate account under group variable annuity contracts.

                             CROSS REFERENCE SHEET
                 SHOWING LOCATION OF INFORMATION IN PROSPECTUS

FORM N-4                                       PROSPECTUS CAPTION
--------                                       ------------------
1.  Cover Page............................     Cover Page
2.  Definitions...........................     Definitions
3.  Synopsis or Highlights................     Summary
4.  Condensed Financial Information.......     Condensed Financial Information
5.  General Description of Registrant,
    Depositor and Portfolio Companies.....     Lincoln Life, The Variable Investment Division and the Funds
6.  Deductions and Expenses...............     Deductions and Charges
7.  General Description of Variable
    Annuity Contracts.....................     Contract Provisions; Other Contract Provisions
8.  Annuity Period........................     Annuity Period
9.  Death Benefit.........................     Contract Provisions, Death Benefits
10. Purchases and Contract Values.........     Contract Provisions
11. Redemptions...........................     Contract Provisions, Withdrawals
12. Taxes.................................     Federal Income Tax Considerations
13. Legal Proceedings.....................     Other Information, Legal Proceedings
14. Table of Contents of the
    Statement of Additional
    Information...........................     Contents of Statement of Additional Information

                             CROSS REFERENCE SHEET
    SHOWING LOCATION OF INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION

FORM N-4                                       STATEMENT OF ADDITIONAL INFORMATION CAPTION

15. Cover Page...........................      Cover Page
16. Table of Contents....................      Table of Contents
17. General Information and History.......     Prospectus-Lincoln Life, The Variable Investment Division and the Funds
18. Services..............................     Not Applicable
19. Purchase of Securities Being
    Offered...............................     Not Applicable
20. Underwriters..........................     Distribution of the Contracts
21. Calculation of Yield Quotations
    of Money Market Sub-Accounts..........     Not Applicable
22. Annuity Payments......................     Determination of Variable Annuity Payment
23. Financial Statements..................     Financial Statements

                             CROSS REFERENCE SHEET
          SHOWING LOCATION OF INFORMATION IN PART C-OTHER INFORMATION

24(a) Financial Statements and
      Exhibits............................     Not Applicable
24(b) Exhibits............................     Exhibits
25.   Directors and Officers of the
      Depositor...........................     Directors and Officers of the Depositor
26.   Persons Controlled by or Under
      Common Control with the Depositor
      or Registrant.......................     Organizational Chart

27. Number of Contract Owners..............    Number of Contract Owners
28. Indemnification........................    Indemnification
29. Principal Underwriters.................    Principal Underwriters
30. Location of Accounts and Records.......    Location of Accounts and Records
31. Management Services....................    Management Services
32. Undertakings...........................    Undertakings

     The prospectus and statement of additional information for Lincoln National Variable Annuity Account L (Variable Annuity II) included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-5827), filed with the Securities and Exchange Commission on April 30, 1998, are incorporated herein by reference.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                       GROUP VARIABLE ANNUITY CONTRACTS
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

     SUPPLEMENT DATED OCTOBER 1, 1998 TO THE PROSPECTUS DATED MAY 1, 1998

This supplement describes certain changes to the Variable Investment Divisions available for allocation of Contributions or cash value under the Group Variable Annuity Contracts noted above (the "Contracts"), effective on October 1, 1998. Please retain this supplement with your Contract prospectus for your reference. Unless otherwise stated, capitalized terms have the same definitions as in the prospectus.

ADDITIONS TO THE VARIABLE INVESTMENT DIVISIONS AVAILABLE UNDER THE CONTRACTS. As of October 1, 1998, five additional investment options (each a "New Fund" and together the "New Funds") will be available under the Contracts. If these options are also made available under the group contract and Plan pursuant to which a Participant's certificate was issued, the Participant may allocate Contributions or cash to these options as of October 1, 1998.

    The Neuberger & Berman Advisers Management Trust: Partners Portfolio

    The Lincoln National Aggressive Growth Fund, Inc.

    The Lincoln National Social Awareness Fund, Inc.

    The Janus Aspen Series: Worldwide Growth Portfolio

    Baron Capital Funds Trust: Baron Capital Asset Fund

FEE TABLE. All Fee Table information regarding Contract Transaction Expenses and Separate Account Expenses also applies to the new options. The following Fee Table information regarding the New Funds should be added to the Fee Table included in the Contract prospectus:

                                                                   BARON CAPITAL
                                                                   ASSET FUND
                                                JAS WORLDWIDE      (AFTER
            N&B AMT                             GROWTH PORTFOLIO   EXPENSE
            PARTNERS  AGGRESSIVE  SOCIAL AWARE- (AFTER EXPENSE     REIMBURSE-
            PORTFOLIO GROWTH FUND NESS FUND     REIMBURSEMENTS)/1/ MENTS)/2/
            --------- ----------- ------------- ------------------ -------------
Management
 Fees         0.80       0.73         0.36             0.66            1.00
12b-1 Fees    --         --           --               --              0.25
Other
 Expenses     0.06       0.08         0.05             0.08            0.25
Total Fund
 Expenses     0.86       0.81         0.41             0.74            1.50

  --------
  /1/The Management Fee for the JAS Worldwide Growth Portfolio reflects a reduced fee schedule effective July 1, 1997. The management fee for this Portfolio reflects the new rate applied to the net assets as of December 31, 1997. Other expenses are based on gross expenses of the shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for the Fund is net of fee waivers or reductions from Janus Capital Corporation. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Expenses for the JAS Worldwide Growth Portfolio would have been 0.72%, 0.09% and 0.81%. Janus Capital Corporation may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Fund's Board of Trustees.

  /2/BAMCO, Inc. will reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for the Fund assets over $250 million and up to $500 million, and 1.25% for Fund assets over $500 million. Without the expense limitations, the Fund estimates that actual expenses would be 1.6%.

THE NEW FUNDS. Information about each of the New Funds, including their investment objectives and investment management, is contained below.

    THE NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST: PARTNERS PORTFOLIO (the "N&B AMT Partners Portfolio") seeks capital growth by investing in common stocks and other equity securities of medium to large capitalization established companies. Neuberger & Berman Management Incorporated(R) serves as the Fund's investment adviser. Neuberger & Berman, LLC serves as the Fund's investment sub-adviser. Neuberger & Berman Management Incorporated(R) or its affiliate may compensate Lincoln Life or its affiliate for administrative, distribution, or other services. The compensation would be based on assets of the Neuberger & Berman Advisers Management Trust attributable to the Contracts and to certain other contracts issued or administered by Lincoln Life and its affiliates.

    THE LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (the "Aggressive Growth Fund") seeks to maximize capital appreciation by investing in a diversified portfolio of equity securities of small and medium-sized companies which have a dominant position within their respective industries, are undervalued or have potential for growth in earnings. The Fund invests primarily in companies with market capitalizations of between $250 million and $5 billion at the time of purchase. Lincoln Investment Management, Inc. serves as the Fund's investment adviser. Lynch & Mayer, Inc. serves as the Fund's investment sub-adviser.

    THE LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (the "Social Awareness Fund") seeks long-term capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock, which adhere to certain specific social criteria. Lincoln Investment Management, Inc. serves as the Fund's investment adviser. Vantage Investment Advisors serves as the Fund's investment sub-adviser.

    THE JANUS ASPEN SERIES: WORLDWIDE GROWTH PORTFOLIO (the "JAS Worldwide Growth Portfolio") seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of foreign and domestic issuers. The Fund has flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries, including the United States, but may at times invest in fewer than five countries or even a single country. Janus Capital Corporation serves as the Fund's investment adviser. Janus Capital Corporation or its affiliate may compensate Lincoln Life or its affiliate for administrative, distribution, or other services. The compensation would be based on assets of the Janus Aspen Series attributable to the Contracts and to certain other contracts issued or administered by Lincoln Life and its affiliates.

    BARON CAPITAL FUNDS TRUST, INSURANCE SHARES: BARON CAPITAL ASSET FUND (the "Baron Capital Asset Fund") seeks capital appreciation through investments in securities of small sized companies with market capitalizations of approximately $100 million to $1 billion and medium sized companies with market capitalizations of $1 billion to $2 billion, with undervalued assets or favorable growth prospects. BAMCO, Inc. serves as the Fund's investment adviser. BAMCO, Inc. or its affiliate may compensate Lincoln Life or its affiliate for administrative, distribution, or other services. The compensation would be based on assets of the Baron Capital Funds Trust attributable to the Contracts and to certain other contracts issued or administered by Lincoln Life and its affiliates.

Additional information about the New Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in the attached prospectuses for the New Funds, which should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES. Additional copies of the New Funds' prospectuses, as well as their Statements of Additional Information, can be obtained directly from each of the New Funds without charge by writing to the New Fund at the address noted on the front of the New Fund prospectus.

CHANGES UNDER THE CONTRACTS. On or about September 30, 1998, the Lincoln National Life Insurance Company ("Lincoln Life") and Lincoln National Variable Annuity Account L ("Account L") filed an application with the Securities and Exchange Commission (the "SEC") seeking an order approving the substitution of shares of the Social Awareness Fund for shares of the Calvert Social Balanced Portfolio (the "Social Balanced Portfolio") and shares of the Aggressive Growth Fund for shares of the American Century VP Capital Appreciation (the "Capital Appreciation").

If approved, the effect of the share substitution will be to replace the Social Balanced Portfolio with the Social Awareness Fund, and the Capital Appreciation with the Aggressive Growth Fund, as investment options under your Contract. The Social Awareness Fund and the Aggressive Growth Fund are described in the current prospectus for these New Funds, enclosed herewith.

If approved, Lincoln Life would carry out the proposed substitutions as soon as all necessary regulatory approvals have been obtained, and once the systems needed to perform the substitution are in place (anticipated to be on or about May 1, 1999), by redeeming the Social Balanced Portfolio shares in cash and purchasing with the proceeds shares of the Social Awareness Fund, and by redeeming the Capital Appreciation shares in cash and purchasing with the proceeds shares of the Aggressive Growth Fund. If carried out, the proposed substitutions would result in the involuntary reinvestment of Participants' cash value invested in the Social Balanced Portfolio and the Capital Appreciation.

From the date of this supplement until at least 30 days after the proposed substitutions, neither Lincoln Life nor Account L will exercise any rights reserved by it under any of the Contracts to impose restrictions or fees on transfers.

If you have any questions about these changes, please contact your financial consultant or call Lincoln Life at 1-800-341-0441.

LINCOLN LIFE AND THE VARIABLE ACCOUNT. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. ("LNC") which is also organized under Indiana law. LNC's primary businesses are insurance and financial services. Lincoln Life is the issuer of the variable annuity Contracts. The obligations set forth in the Contracts, other than those of the Contractowner, are our obligations. We also serve as principal underwriter for the Contracts.

On May 21, 1998, The Lincoln National Life Insurance Company announced its intentions to acquire certain domestic individual life insurance business from Aetna, Inc. via a 100% indemnity reinsurance transaction. The transaction is expected to close in the fall of 1998.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                       GROUP VARIABLE ANNUITY CONTRACTS
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L

                              VARIABLE ANNUITY II

                    SUPPLEMENT DATED OCTOBER 1, 1998 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

This supplement provides performance information in conjunction with certain changes to the Variable Investment Divisions available for allocation of Contributions or cash value under the Group Variable Annuity Contracts noted above (the "Contracts"), effective on October 1, 1998. Please retain this supplement with your Contract Statement of Additional Information for your reference. Unless otherwise stated, capitalized terms have the same definitions as in the prospectus.

As of October 1, 1998, five additional investment options, Janus Aspen Series:
Worldwide Growth Portfolio (the "JAS Worldwide Growth Portfolio"), the Neuberger & Berman Advisers Management Trust: Partners Portfolio (the "N&B AMT Partners Portfolio"), the Lincoln National Aggressive Growth Fund, Inc. (the "Aggressive Growth Fund"), the Lincoln National Social Awareness Fund, Inc. (the "Social Awareness Fund"), and the Baron Capital Funds Trust: Baron Capital Asset Fund (the "Baron Capital Asset Fund") (together the "New Funds") will be available under the Contracts. Each New Fund is available through a new Sub-Account in the Variable Investment Division: the Global Growth Account, the Mid Cap Value Account, the Mid Cap Growth I Account, the Social Awareness Account, and the Small Cap Growth Account (together the "New Sub-Accounts"). The following performance information should be added to the performance information included in the Contract Statement of Additional Information.

SUB-ACCOUNT PERFORMANCE

Standard total return is not available for the New Sub-Accounts, because they did not commence operations until the date of this supplement.

HISTORICAL FUND PERFORMANCE ADJUSTED FOR VARIABLE INVESTMENT DIVISION AND CONTRACT FEES AND CHARGES

Performance information for the periods prior to the date the Sub-Accounts commenced operations will be calculated based on the performance of the New Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the New Funds, with the Contract charges that were in effect during the time periods shown. This performance information is referred to as "adjusted" performance information. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Table 1A below assumes a hypothetical investment of $1,000 at the beginning of the period in the New Sub-Account investing in the applicable fund and withdrawal of the investment on 12/31/97. The rates thus reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administration Charge. Table 1B shows the cumulative total return on the same basis.

TABLE 1A--SUB-ACCOUNT ADJUSTED AVERAGE ANNUAL TOTAL RETURN

                                                                        LIFE
                          FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                          INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                          --------- -------- -------- -------- -------- --------
Global Growth Account     09/13/93   13.65%   22.31%   N/A       N/A     19.90%
(JAS Worldwide Growth
 Portfolio)
Mid Cap Value Account     03/22/94   22.12%   28.37%   N/A       N/A     20.91%
(N&B AMT Partners
 Portfolio)
Mid Cap Growth I Account  02/03/94   14.53%   20.93%   N/A       N/A     12.78%
(Aggressive Growth Fund)
Social Awareness Account  05/02/88   27.88%   32.37%   20.95%    N/A     17.19%
(Social Awareness Fund)
Small Cap Growth Account  08/03/98   N/A      N/A      N/A       N/A     N/A
(Baron Capital Asset
 Fund)

TABLE 1B--SUB-ACCOUNT ADJUSTED CUMULATIVE TOTAL RETURN

                                YEAR                                         LIFE
             FUND               TO       1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
             INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
             DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
             --------- -------- -------- -------- -------- -------- -------- --------
Global
 Growth
 Account     09/13/93   -9.61%   13.65%   13.65%   82.99%    N/A      N/A    118.30%
(JAS
 Worldwide
 Growth
 Portfolio)
Mid Cap
 Value
 Account     03/22/94   -6.84%   22.12%   22.12%  111.54%    N/A      N/A    105.02%
(N&B AMT
 Partners
 Portfolio)
Mid Cap
 Growth I
 Account     02/03/94   -8.19%   14.53%   14.53%    N/A      N/A      N/A     58.44%
(Aggressive
 Growth
 Fund)
Social
 Awareness
 Account     05/02/88   -2.36%   27.88%   27.88%  131.95%  158.81%    N/A    130.00%
(Social
 Awareness
 Fund)
Small Cap
 Growth
 Account     08/03/98    N/A      N/A      N/A      N/A      N/A      N/A      N/A
(Baron
 Capital
 Asset
 Fund)

Table 2A below shows annual average total return on the same assumptions as Table 1A except that the value in the New Sub-Account is not withdrawn at the end of the period or is withdrawn to affect an annuity. Table 2B shows the cumulative total return on the same basis. The rates of return shown below reflect the mortality and expense risk charge and a pro rata portion of the Annual Administration Charge.

TABLE 2A--SUB-ACCOUNT ADJUSTED AVERAGE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                        LIFE
                          FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                          INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                          --------- -------- -------- -------- -------- --------
Global Growth Account     09/13/93   20.91%   24.86%    N/A      N/A     21.64%
(JAS Worldwide Growth
 Portfolio)
Mid Cap Value Account     03/22/94   29.91%   31.05%    N/A      N/A     22.91%
(N&B AMT Partners
 Portfolio)
Mid Cap Growth I Account  02/03/94   21.84%   23.45%    N/A      N/A     14.29%
(Aggressive Growth Fund)
Social Awareness Account  05/02/88   36.04%   35.13%   22.45%    N/A     17.94%
(Social Awareness Fund)
Small Cap Growth Account  08/03/98    N/A      N/A      N/A      N/A      N/A
(Baron Capital Asset
 Fund)

TABLE 2B--SUB-ACCOUNT ADJUSTED CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                YEAR                                         LIFE
             FUND               TO       1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
             INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
             DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
             --------- -------- -------- -------- -------- -------- -------- --------
Global
 Growth
 Account     09/13/93   -3.84%   20.91%   20.91%   94.67%    N/A      N/A    132.24%
(JAS
 Worldwide
 Growth
 Portfolio)
Mid Cap
 Value
 Account     03/22/94   -0.90%   29.91%   29.91%  125.05%    N/A      N/A    117.94%
(N&B AMT
 Partners
 Portfolio)
Mid Cap
 Growth I
 Account     02/03/94   -2.32%   21.84%   21.84%   88.13%    N/A      N/A     68.43%
(Aggressive
 Growth
 Fund)
Social
 Awareness
 Account     05/02/88    3.87%   36.04%   36.04%  146.76%  175.34%    N/A    144.68%
(Social
 Awareness
 Fund)
Small Cap
 Growth
 Account     08/03/98    N/A      N/A      N/A      N/A      N/A      N/A      N/A
(Baron
 Capital
 Asset
 Fund)

Tables 3A and 3B show performance information on the same assumptions as Tables 2A and 2B except that Tables 3A and 3B do not reflect deductions of the pro rata portion of the Annual Administration Charge because certain Contract and Participants are not assessed such a charge.

TABLE 3A--SUB-ACCOUNT ADJUSTED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE

                                                                        LIFE
                          FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                          INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                          --------- -------- -------- -------- -------- --------
Global Growth Account     09/13/93   20.93%   24.89%    N/A      N/A     21.68%
(JAS Worldwide Growth
 Portfolio)
Mid Cap Value Account     03/22/94   29.94%   31.07%    N/A      N/A     22.94%
(N&B AMT Partners
 Portfolio)
Mid Cap Growth I Account  02/03/94   21.86%   23.47%    N/A      N/A     14.31%
(Aggressive Growth Fund)
Social Awareness Account  05/02/88   36.06%   35.16%   22.48%    N/A     17.98%
(Social Awareness Fund)
Small Cap Growth Account  08/03/98    N/A      N/A      N/A      N/A      N/A
(Baron Capital Asset
 Fund)

TABLE 3B--SUB-ACCOUNT ADJUSTED CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATIVE CHARGE

                                YEAR                                         LIFE
             FUND               TO       1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
             INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
             DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
             --------- -------- -------- -------- -------- -------- -------- --------
Global
 Growth
 Account     09/13/93   -3.82%   20.93%   20.93%   94.79%    N/A      N/A    132.50%
(JAS
 Worldwide
 Growth
 Portfolio)
Mid Cap
 Value
 Account     03/22/94   -0.88%   29.94%   29.94%  125.18%    N/A      N/A    118.29%
(N&B AMT
 Partners
 Portfolio)
Mid Cap
 Growth I
 Account     02/03/94   -2.31%   21.86%   21.86%   88.24%    N/A      N/A     68.71%
(Aggressive
 Growth
 Fund)
Social
 Awareness
 Account     05/02/88    3.89%   36.06%   36.06%  146.90%  175.65%    N/A    394.97%
(Social
 Awareness
 Fund)
Small Cap
 Growth
 Account     08/03/98    N/A      N/A      N/A      N/A      N/A      N/A      N/A
(Baron
 Capital
 Asset
 Fund)

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial statements and Exhibits

          (a)  The following financial statements are included in Part B:

          Financial Statements of Registrant - Lincoln National Variable Annuity Account L.

          Statutory-basis Financial Statements and Schedules of Depositor - The Lincoln National Life Insurance Company.

          (b)  Exhibits

          1(a). Resolution adopted by the Board of Directors of The Lincoln National Life Insurance Company on April 29, 1996 establishing the Lincoln National Variable Annuity Account L ("Account L")./1/

          1(b). Amendment dated December 2, 1996 adopted by the Board of Directors to resolution establishing Account L./3/

          2.     Not applicable.

          3(a).  Principal Underwriting Contract./1/

          3(b).  Broker-dealer sales agreement./1/

          4(a). Forms of Group Annuity Contracts for The Lincoln National Life Insurance Company./1/

          4(b).  Form of endorsement to Group Annuity Contract and
                 Certificate./3/

          5(a).  Form of application for Group Annuity Contract./1/

          5(b). Form of Participant enrollment form (including acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b))./1/

          6. Articles of incorporation and by-laws of The Lincoln National Life Insurance Company./1/

          7.     Not applicable.

          8(a). Participation Agreement between The Lincoln National Life Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund./1/

          8(b). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund and Fidelity Distributors Corporation./1/

          8(c). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation./1/

          8(d). Participation Agreement between The Lincoln National Life Insurance Company and Twentieth Century Securities, Inc./1/

          8(e). Participation Agreement between The Lincoln National Life Insurance Company and Acacia Capital Corporation./1/

          8(f). Participation Agreement between The Lincoln National Life Insurance Company and T. Rowe Price./1/

          8(g). Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company./4/

          8(h). Participation Agreement between The Lincoln National Life Insurance Company and Janus Aspen Series.

          8(i). Participation Agreement between The Lincoln National Life Insurance Company and The Lincoln National Aggressive Growth Fund, Inc.

          8(j). Participation Agreement between The Lincoln National Life Insurance Company and The Lincoln National Social Awareness Fund, Inc.

          8(k). Participation Agreement between The Lincoln National Life Insurance Company and Neuberger&Berman Advisers Management Trust.

          8(l). Participation Agreement between The Lincoln National Life Insurance Company and Baron Capital Funds Trust.

          9. Consent and opinion of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of the securities being registered./1/

          10(a). Consent of Ernst & Young LLP, Independent Auditors.

          10(b). Powers of Attorney./2/

          11.    Not applicable.

          12.    Not applicable.

          13(a). Schedule for Computation of Performance Quotations./5/

          13(b). Supplement to Schedule for Computation of Performance
                 Quotations./6/

          14.    Not applicable.

          15(a). Organizational Chart of Lincoln National Life Insurance Holding
                 Company System./6/

          15(b). Memorandum Concerning Books and Records./6/

          /1/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with the Securities and Exchange Commission on September 26,
                 1996 (File No. 333-05827).

          /2/ Incorporated herein by reference to the registrant's initial registration statement on Form N-4 filed with the Securities and Exchange Commission on June 12, 1996 (File No. 333-5827).

          /3/ Incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-4 filed by the Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-04999).

          /4/ Incorporated herein by reference to Registration Statement on Form S-6 filed by Lincoln Life Flexible Premium Variable Life Account F of The Lincoln National Life Insurance Company on November 21, 1997 (File No. 333-40745).

          /5/ Incorporated herein by reference to Post-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1997 (File No. 333-05827).

          /6/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by The Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-05827).

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Account L as well as the Contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                      Positions and Offices with Lincoln Life
----                      ---------------------------------------
Jon A. Boscia**           Director
Carolyn P. Brody*         Second Vice President
Thomas L. Clagg*          Vice President and Associate General Counsel
Kelly D. Clevenger*       Vice President
Jeffrey K Dellinger*      Vice President
Jack D. Hunter**          Executive Vice President and General Counsel
Donald E. Keller*         Vice President
Reed P. Miller*           Vice President
Ian M. Rolland**          Director
Lawrence T. Rowland***    Executive Vice President and Director
Keith J. Ryan*            Senior Vice President, Asst. Treasurer and Chief
                          Financial Officer
Gabriel L. Shaheen*       President, Chief Executive Officer
Richard C. Vaughan**      Director
Janet C. Whitney**        Vice President and Treasurer
C. Suzanne Womack**       Assistant Vice President and Secretary
O. Douglas Worthingon*    Vice President, Controller and Assistant Treasurer

* Principal business address of each person is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort
    Wayne, Indiana 46804.

Item 26. Persons Controlled by or Under Common Control with The Lincoln National Life Insurance Company ("Lincoln Life") or Account L

Account L is a separate account of Lincoln Life and may be deemed to be controlled by Lincoln Life although Lincoln Life will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

See Exhibit 15(a): The Organizational Chart of Lincoln National Life Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.  Number of Contractholders

As of March 31, 1998, Registrant had 245 Contractholders.

Item 28.  Indemnification

Under the Participation Agreements entered into between Lincoln Life and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, Acacia Capital Corporation, and T. Rowe Price (the "Funds"), Lincoln Life and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify Lincoln Life against any liability, loss, damages, costs or expenses which Lincoln Life may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

          (a) Lincoln Financial Advisors Corporation also acts as the principal underwriter for Lincoln Life & Annuity Variable Annuity Account L, the VA-I Separate Account of UNUM Life Insurance Company of America, and the VA-I Separate Account of First UNUM Life Insurance Company.

          (b)(1) The following table sets forth certain information regarding the officers and directors of Lincoln Financial Advisors
                 Corporation:

NAME AND ADDRESS                   POSITIONS AND OFFICERS
----------------
                                   WITH LINCOLN FINANCIAL ADVISORS CORPORATION
                                   -------------------------------------------
J. Michael Hemp*                   President and Director
Priscilla S. Brown*                Chief Operating Officer, Sales and
                                   Marketing and Director

John M. Behrendt*                  Vice President and Director
Richard C. Boyles***               Chief Financial Officer and
                                   Administrative Officer

Kenneth Ehinger***                 Chief Operating Officer and
                                   Director

Gary D. Giller****                 Director
Janet C. Whitney**                 Vice President and Treasurer
C. Suzanne Womack**                Secretary

* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address of each person is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address of each person is 3811 Illinois Road, Suite 205, Fort Wayne, Indiana 46804-1202.

**** 7650 Rivers Edge Dr., Suite 250, Columbus, OH  43235.

     c)

Name of                                         Net Underwriting
Principal                                       Discounts and        Compensation      Brokerage
Underwriter                                     Commissions          on Redemption     Commissions     Compensation
-----------                                     ----------------     -------------     -----------     ------------
Lincoln Financial Advisors Corporation          $0                   N/A               N/A             N/A

Item 30.  Location of Accounts and Records

Exhibit 15(b) is hereby expressly incorporated herein by this reference.

Item 31.  Management Services

None

Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                               403(b) ANNUITIES
                               ----------------

     The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-
(4) thereof.


                                   TEXAS ORP
                                   ---------

     The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Section will be complied with.


                               FEES AND CHARGES
                               ----------------

     The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                  SIGNATURES


     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne and the State of Indiana on this 30th day of September 1998.


                                       LINCOLN NATIONAL VARIABLE ANNUITY
                                       ACCOUNT L (GVAII) (Registrant)


                                       By: /s/ Stephen H. Lewis
                                           -------------------------
                                           Stephen H. Lewis
                                           (Signature-Officer of Depositor)
                                           Senior Vice President, LNL
                                           (Title)

                                       By: THE LINCOLN NATIONAL LIFE
                                           INSURANCE COMPANY
                                           (Depositor)

                                       By: /s/ Gabriel L. Shaheen
                                           -------------------------
                                           Gabriel L. Shaheen
                                           Chief Executive Officer and President
                                           (Title)

     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                             Date
---------                       -----                             ----
/s/ Gabriel L. Shaheen          Chief Executive Officer,      September 30, 1998
----------------------          President & Director
Gabriel L. Shaheen              (Principal Executive Officer)



----------------------          Executive Vice President                __, 1998
Lawrence T. Rowland             and Director



/s/ Keith J. Ryan
----------------------          Senior Vice President,        September 30, 1998
Keith J. Ryan                   Chief Financial Officer
                                and Assistant Treasurer
                                (Principal Accounting
                                Officer and Principal
                                Financial Officer)


/s/ Jon A. Boscia
----------------------          Director                      September 30, 1998
Jon A. Boscia



----------------------          Director                                __, 1998
H. Thomas McMeekin



/s/ Richard C. Vaughan
----------------------          Director                      September 30, 1998
Richard C. Vaughan